Long-Term Debt and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Debt and Financial Liabilities [Abstract]
Long-Term Debt
The amount of long-term debt shown in the accompanying consolidated balance sheets of December 31, 2024 and 2025, is analyzed as follows:

	Year Ended
Loan facilities	December 31, 2024	December 31, 2025
$50.0 Million Term Loan Facility (a)	$—	$50,000,000
€5.0 Million Term Loan (b)	3,657,056	4,705,240
€16.2 Million Term Loan (c)	—	15,155,723
€1.72 Million Term Loan (d)	—	1,736,708
Total long-term debt	$3,657,056	$71,597,671
Less: Deferred financing costs	—	(967,454)
Total long-term debt, net of deferred finance costs	$3,657,056	$70,630,217

Presented:
Current portion of long-term debt	$1,053,156	$5,886,012
Less: Current portion of deferred finance costs	—	(248,392)
Current portion of long-term debt, net of deferred finance costs	$1,053,156	$5,637,620

Non-Current portion of long-term debt	2,603,900	65,711,659
Less: Non-Current portion of deferred finance costs	—	(719,062)
Non-Current portion of long-term debt, net of deferred finance costs	$2,603,900	$64,992,597

Annual Principal Payments
The annual principal payments for the Company’s outstanding debt arrangements as of December 31, 2025, on an undiscounted basis, required to be made after the balance sheet date, are as follows:

Twelve-month period ending December 31,	Amount
2026	$6,145,855
2027	6,145,855
2028	6,145,855
2029	6,145,855
2030 and thereafter	48,917,199
Total long-term debt	$73,500,619
Less: unamortized debt discount	(1,902,948)
Less: current portion of long-term debt	(5,886,012)
Long-term debt, non-current	$65,711,659

Schedule of Financial Liabilities
The amount of financial liabilities shown in the 2025 accompanying consolidated balance sheet is analyzed as follows:

Year Ended
Financial Liabilities	December 31, 2025
Financial liabilities	$13,981,920
Total long-term financial liabilities	$13,981,920
Less: Deferred financing costs	(386,160)
Total long‐term financial liabilities, net of deferred finance costs	$13,595,760

Presented:
Current portion of long-term financial liabilities	$1,668,050
Less: Current portion of deferred finance costs	(119,060)
Current portion of long‐term financial liabilities, net of deferred finance costs	$1,548,990

Non-Current portion of long‐term financial liabilities	12,313,870
Less: Non-Current portion of deferred finance costs	(267,100)
Non-Current portion of long‐term financial liabilities, net of deferred finance costs	$12,046,770

Annual Financial Liabilities
As of December 31, 2025, and throughout the term of the leases, the Company has annual financial liabilities as shown in the table below:

Twelve-month period ending December 31,	Amount
2026	$1,668,050
2027	1,668,050
2028	1,672,620
2029	1,668,050
2030 and thereafter	7,305,150
Total long-term financial liabilities	$13,981,920